Financial instruments, Carrying amounts of financial assets and liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortized cost [Abstract]
Total financial assets	£ 1,078	£ 951
Financial liabilities at amortized cost [Abstract]
Total financial liabilities	40,979	37,226
Financial liabilities at amortised cost, class [member]
Financial liabilities at amortized cost [Abstract]
Total financial liabilities	144,931	99,272
Trade and Other Payables [Member]
Financial liabilities at amortized cost [Abstract]
Current financial liabilities	74,149	35,436
Lease Liabilities [Member]
Financial liabilities at amortized cost [Abstract]
Current financial liabilities	1,555	1,255
Non-current Accruals [Member]
Financial liabilities at amortized cost [Abstract]
Non-current financial liabilities	1,479	0
Interest-Bearing Loans and Borrowings [Member]
Financial liabilities at amortized cost [Abstract]
Non-current financial liabilities	39,500	37,226
Non-current Lease Liabilities [Member]
Financial liabilities at amortized cost [Abstract]
Non-current financial liabilities	28,248	25,355
Financial assets at amortised cost, class [member]
Financial assets at amortized cost [Abstract]
Total financial assets	362,122	244,884
Cash and Cash Equivalents [Member]
Financial assets at amortized cost [Abstract]
Current financial assets	332,539	237,886
Trade Receivables [Member]
Financial assets at amortized cost [Abstract]
Current financial assets	27,736	6,047
Prepayments and Accrued Income [Member]
Financial assets at amortized cost [Abstract]
Current financial assets	769	0
Long-term Security Deposits [Member]
Financial assets at amortized cost [Abstract]
Non-current financial assets	941	786
Other [Member]
Financial assets at amortized cost [Abstract]
Non-current financial assets	£ 137	£ 165